Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets
Schedule of Intangible assets
a)	Intangible assets consist of the following:

Schedule of reconciliation between the carrying amounts at the beginning and at the end of the intangible assets

b)	Reconciliation between the carrying amounts at the beginning and at the end of the intangible assets

		Trade names
	Customer	not subject to
	relationships	amortization	Total
Carrying amounts
Balance as of January 1, 2021	$941,582	31,344	972,926
Additions	—	—	—
Impairment loss	—	(5,459)	(5,459)
Currency translation effect	26,430	881	27,311
Balance as of December 31, 2021	968,012	26,766	994,778

Accumulated amortization
Balance as of January 1, 2021	(219,702)	—	(219,702)
Additions	—	—	—
Amortization expense	(70,702)	—	(70,702)
Balance as of December 31, 2021	(290,404)	—	(290,404)
Total intangible assets	$677,608	26,766	704,374

		Trade
		names
		not subject
	Customer	to
	relationships	amortization	Total
Carrying amounts
Balance as of January 1, 2020	$817,820	29,679	847,499
Additions	—	—	—
Currency translation effect	123,762	1,665	125,427
Balance as of December 31, 2020	941,582	31,344	972,926
Accumulated amortization
Balance as of January 1, 2020	(74,859)	—	(74,859)
Additions	—	—	—
Amortization expense	(144,843)	—	(144,843)
Balance as of December 31, 2020	(219,702)	—	(219,702)
Total intangible assets	$721,880	31,344	753,224

		Trade
		names
		not subject
	Customer	to
	relationships	amortization	Total
Carrying amounts
Balance as of January 1, 2019	$1,014,361	30,905	1,045,266
Additions	—	—	—
Impairment loss	(73,733)	—	(73,733)
Currency translation effect	(122,808)	(1,226)	(124,034)
Balance as of December 31, 2019	817,820	29,679	847,499
Accumulated amortization
Balance as of January 1, 2019	(95,911)	—	(95,911)
Additions	—	—	—
Amortization expense	21,052	—	21,052
Balance as of December 31, 2019	(74,859)	—	(74,859)
Total intangible assets	$742,961	29,679	772,640